Organization and Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements represent the financial position, results of operations and cash flows of JHI plc and its wholly-owned subsidiaries and variable interest entity (“VIE”). Unless the context indicates otherwise, JHI plc and its direct and indirect wholly-owned subsidiaries and VIE (as of the time relevant to the applicable reference) are collectively referred to as “James Hardie”, the “James Hardie Group” or the “Company”. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All intercompany balances and transactions have been eliminated in consolidation.
Reclassification	Certain prior period amounts have been reclassified to conform to the current period presentation.
Variable Interest Entities
Variable Interest Entities
In February 2007, the Company’s shareholders approved the Amended and Restated Final Funding Agreement (the “AFFA”), an agreement pursuant to which the Company provides long-term funding to Asbestos Injuries Compensation Fund (“AICF”), a special purpose fund that provides compensation for the Australian-related personal injuries for which certain former subsidiary companies of James Hardie in Australia (being Amaca Pty Ltd (“Amaca”), Amaba Pty Ltd (“Amaba”) and ABN 60 Pty Limited (“ABN 60”) (collectively, the “Former James Hardie Companies”)) are found liable. JHI plc owns 100% of James Hardie 117 Pty Ltd (the “Performing Subsidiary”), which, under the terms of the AFFA, has an obligation to make payments to AICF on an annual basis subject to the provisions of the AFFA. JHI plc guarantees the Performing Subsidiary’s obligation. Additionally, the Company appoints three AICF directors and the New South Wales (“NSW”) Government appoints two AICF directors.
Although we have no legal ownership in AICF, for financial reporting purposes, our interest in AICF is considered variable and must be evaluated for consolidation using more than a simple analysis of voting control. The analysis is based on: (i) what party has the power to direct the most significant activities of the VIE that impact its economic performance; and (ii) what party has rights to receive benefits or is obligated to absorb losses that are significant to the VIE. The analysis of the party that consolidates a VIE is a continual assessment.
Due to our pecuniary and contractual interests, as well as our funding arrangements outlined in the AFFA, JHI plc is considered the primary beneficiary of AICF. As such, under the applicable accounting guidance, AICF is required to be consolidated.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation/Remeasurement
Foreign Currency Translation/Remeasurement
The Company has recorded on its consolidated balance sheets certain foreign assets and liabilities, that are denominated in foreign currencies and subject to translation or remeasurement into US dollars at each reporting date under the applicable accounting guidance. Unless otherwise noted, the Company converts foreign currency denominated assets and liabilities into US dollars at the spot rate at the end of the reporting period; while revenues and expenses are converted using an average exchange rate for the period. The effects of foreign currency translation adjustments are included directly in other comprehensive income in shareholders’ equity. Gains and losses arising from foreign currency transactions are recognized in income.
The gains and losses on the remeasurement of the Company’s Euro denominated debt are economically offset by foreign exchange gains and losses on loans between subsidiaries, resulting in a net immaterial translation gain or loss which is recorded in the Selling, general and administrative expenses in the consolidated statements of operations and comprehensive income.
Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents, other than those amounts directly related to the AICF, generally relate to amounts subject to letters of credit with insurance companies, which restrict the cash from use for general corporate purposes.

Accounts Receivable
Accounts Receivable
The Company evaluates the collectability of accounts receivable on an ongoing basis based on historical bad debts, customer credit-worthiness, current economic trends and changes in the Company’s customer payment activity. An allowance for doubtful accounts is provided for known and estimated bad debts. Although credit losses have historically been within expectations, the Company cannot guarantee that it will continue to experience the same credit loss rates that it has had in the past.

Inventories
Inventories
Inventories are valued at the lower of cost or net realizable value. Cost is generally determined under the first-in, first-out method, except that the cost of raw materials and supplies is determined using actual or average costs. Cost includes the costs of materials, labor and applied factory overhead. On a regular basis, the Company evaluates its inventory balances for excess quantities and obsolescence by analyzing demand, inventory on hand, sales levels and other information. Based on these evaluations, inventory costs are adjusted to net realizable value, if necessary.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost. Property, plant and equipment of businesses acquired are recorded at their estimated fair value at the date of acquisition. Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	10 to 50
Buildings Improvements	1 to 27
Leasehold Improvements	1 to 40
Machinery and Equipment	1 to 30

Leases
Leases
At lease commencement, which is generally when the Company takes possession of the asset, the Company records a lease liability and a corresponding right-of-use (“ROU”) asset. Lease liabilities represent the present value of minimum lease payments over the expected lease term, which includes options to extend the lease when it is reasonably certain those options will be exercised. Determining the lease term and amount of lease payments to include in the calculation of the ROU asset and lease liability for leases containing options requires the use of judgment to determine whether the exercise of an option is reasonably certain, and if the option period and payments should be included in the calculation of the associated ROU asset and liability. In making this determination, the Company considers all relevant economic factors that would compel the Company to exercise an option. The Company’s leases generally do not provide a readily determinable implicit borrowing rate. As such, the discount rate used to calculate present value is the lessee’s incremental borrowing rate, which is primarily based upon the periodic risk-adjusted interest margin and the term of the lease.
Minimum lease payments include base rent as well as fixed escalation of rental payments. In determining minimum lease payments, the Company groups lease and non-lease components into a single lease component; therefore, fixed payments for common-area-maintenance are included in our operating lease right-of-use assets and liabilities. Additionally, many of the Company’s transportation and equipment leases require additional payments based on the underlying usage of the assets such as mileage and maintenance costs. Due to the variable nature of these costs, the cash flows associated with these costs are expensed as incurred and not included in the lease payments used to determine the ROU asset and associated lease liability.
ROU assets represent the right to control the use of the leased asset during the lease term and are initially recognized as an amount equal to the lease liability. In addition, prepaid rent, initial direct costs, and adjustments for lease incentives are components of the ROU asset. Over the lease term, the lease expense is amortized on a straight-line basis beginning on the lease commencement date. ROU assets are assessed for impairment as part of the impairment of long-lived assets, which is performed whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable.
A ROU asset and lease liability are not recognized for leases with an initial term of 12 months or less, and the lease expense is recognized on a straight-line basis over the lease term.
Depreciation and Amortization
Depreciation and Amortization
The Company records depreciation as both Cost of goods sold and Selling, general and administrative expenses, depending on the asset’s business use. All depreciation related to plant building, machinery and equipment is recorded in Cost of goods sold. The Company records amortization as Selling, general and administrative expenses.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill is the excess of purchase price over the fair value of tangible and identifiable intangible net assets acquired in various business combinations. Goodwill is not amortized but is tested at the reporting unit level for impairment annually, or more often if indicators of impairment exist. Factors that could cause an impairment in the future could include, but are not limited to, adverse macroeconomic conditions, deterioration in industry or market conditions, selecting an appropriate discount rate that reflects the risk inherent in future cash flows, decline in revenue and cash flows or increases in costs and capital expenditures compared to projected results. A goodwill impairment charge is recorded for the amount by which the carrying value of the reporting unit exceeds the fair value of the reporting unit.
Intangible assets from acquired businesses are recognized at their estimated fair values at the date of acquisition and consist of trademarks, customer relationships and other intangible assets. Finite-lived intangibles are amortized to expense over the applicable useful lives, ranging from 2 to 13 years, based on the nature of the asset and the underlying pattern of economic benefit as reflected by future net cash inflows.
The Company performs an impairment test of goodwill and intangibles annually, or whenever events or changes in circumstances indicate their carrying value may be impaired.
Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets, such as property, plant and equipment, are evaluated each quarter for events or changes in circumstances that indicate an asset might be impaired because the carrying amount of the asset may not be recoverable. These include, without limitation, a significant adverse change in the extent or manner in which a long-lived asset or asset group is being used, a current period operating or cash flow loss combined with a history of operating or cash flow losses, a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset or asset group and/or a current expectation that it is more likely than not that a long-lived asset or asset group will be sold or otherwise disposed of significantly before the end of its previously estimated useful life.
When such indicators of potential impairment are identified, recoverability is tested by grouping long-lived assets that are used together and represent the lowest level for which cash flows are identifiable and distinct from the cash flows of other long-lived assets, which is typically at the production line or plant facility level, depending on the type of long-lived asset subject to an impairment review.
Recoverability is measured by a comparison of the carrying amount of the asset group to the estimated undiscounted future cash flows expected to be generated by the asset group. The methodology used to estimate the fair value of the asset group is based on a discounted cash flow analysis or a relative, market-based approach based on purchase offers or appraisals received from third parties, which considers the asset group’s highest and best use that would maximize the value of the asset group. In addition, the estimated fair value of an asset group also considers, to the extent practicable, a market participant’s expectations and assumptions in estimating the fair value of the asset group. If the carrying amount exceeds the estimated undiscounted future cash flows and is more than the estimated fair value of the asset group, an impairment charge is recognized at the amount by which the carrying amount exceeds the estimated fair value of the asset group.

Accrued Product Warranties
Accrued Product Warranties
An accrual for estimated future warranty costs is recorded based on an analysis by the Company, which includes the historical relationship of warranty costs to installed product at an estimated remediation cost per standard foot. Based on this analysis and other factors, the adequacy of the Company’s warranty provision is adjusted as necessary. Actual warranty costs could differ from the original estimates made by the Company.

Debt
Debt
The Company’s debt consists of senior unsecured notes, an unsecured revolving credit facility and a term loan. Each of the Company’s debt instruments is recorded at cost, net of any original issue discount or premium and debt issuance costs, where applicable. The related original issue discount, premium and debt issuance costs are amortized over the term of each respective borrowing using the straight line method. Debt is presented as current if the liability is due to be settled within 12 months after the balance sheet date, unless the Company has the ability and intention to refinance on a long-term basis in accordance with US GAAP.
Revenue Recognition
Revenue Recognition
The Company recognizes revenues when the requisite performance obligation has been met, that is, when the Company transfers control of its products to customers, which depending on the terms of the underlying contract, is generally upon delivery. The Company considers shipping and handling activities that it performs as activities to fulfill the sales of its products, with amounts billed for such costs included in net sales and the associated costs incurred for such services recorded in cost of golds sold, in accordance with the practical expedient provided by Accounting Standards Codification (“ASC”) 606.
The Company records estimated reductions in sales for customer rebates and discounts including volume, promotional, cash and other discounts. Rebates and discounts are recorded based on management’s best estimate when products are sold. The estimates are based on historical experience for similar programs and products, and contractual obligations. Management reviews these rebates and discounts on an ongoing basis and the related accruals are adjusted, if necessary, as additional information becomes available.
The Company’s sales contracts are generally short-term in nature, generally not exceeding twelve months, with payment terms varying by the type and location of products or services offered. The period between invoicing and when payment is due is not significant.
A portion of the Company’s revenue is made through distributors under vendor managed inventory agreements whereby revenue is recognized upon the transfer of title and risk of loss to the distributors.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred and were US$99.4 million, US$110.8 million and US$83.1 million for the fiscal years ended 31 March 2025, 2024 and 2023, respectively.
Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method. Under this method, deferred income taxes are recognized by applying enacted statutory rates applicable to future years to differences between the tax bases and financial reporting amounts of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that all or some portion of deferred tax assets will not be realized.
Income taxes payable represents taxes currently payable which are computed at statutory income tax rates applicable to taxable income derived in each jurisdiction in which the Company conducts business. Interest and penalties related to uncertain tax positions are recognized in Income tax expense in the consolidated statements of operations and comprehensive income.
The Company accrues for tax contingencies based upon its best estimate of the taxes ultimately expected to be paid, which it updates over time as more information becomes available. Such amounts are included in taxes payable or other non-current liabilities, as appropriate. If the Company ultimately determines that payment of these amounts is unnecessary, the Company reverses the liability and recognizes a tax benefit during the period in which the Company determines that the liability is no longer necessary. The Company records additional tax expense in the period in which it determines that the recorded tax liability is less than the ultimate assessment it expects.
Taxing authorities from various jurisdictions in which the Company operates are in the process of reviewing and auditing the Company’s respective jurisdictional tax returns for various ranges of years. The Company accrues tax liabilities in connection with ongoing audits and reviews based on knowledge of all relevant facts and circumstances, taking into account existing tax laws, its experience with previous audits and settlements, the status of current tax examinations and how the tax authorities view certain issues.

Financial Instruments
Financial Instruments
The estimated fair value of the Company’s financial instruments are determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
Periodically, forward exchange contracts are used to manage market risks and reduce exposure resulting from fluctuations in foreign currency exchange rates. The Company does not use derivatives for trading purposes.
Fair Value Measurements
Fair Value Measurements
Assets and liabilities of the Company that are carried or disclosed at fair value are classified in one of the following three categories:

Level 1	Quoted market prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date;

Level 2	Observable market-based inputs or unobservable inputs that are corroborated by market data for the asset or liability at the measurement date;

Level 3	Unobservable inputs that are not corroborated by market data used when there is minimal market activity for the asset or liability at the measurement date.

Fair value measurements of assets and liabilities are assigned a level within the fair value hierarchy based on the lowest level of any input that is significant to the fair value measurement in its entirety.
The carrying amounts of Cash and cash equivalents, Restricted cash and cash equivalents, Trade receivables, Trade payables and the Revolving Credit Facility approximate their respective fair values due to the short-term nature of these instruments.
Stock-based Compensation
Stock-based Compensation
Stock-based compensation expense represents the estimated fair value of equity-based and liability-classified awards granted to employees and is recognized as an expense over the vesting period. Forfeitures of stock-based awards are accounted for as they occur. Stock-based compensation expense is included in the line item Selling, general and administrative expenses in the consolidated statements of operations and comprehensive income.
Equity awards with vesting based solely on a service condition are typically subject to graded vesting, in that the awards outstanding generally vest as follows: 25% at the first anniversary date of the grant; 25% at the second anniversary date of the grant; and 50% at the third anniversary date of the grant. For equity awards subject to graded vesting, the Company has elected to use the accelerated recognition method. Accordingly, each vesting tranche is valued separately, and the recognition of stock-based compensation expense is more heavily weighted earlier in the vesting period. Stock-based compensation expense for equity awards that are subject to performance or market vesting conditions are based upon an estimate of the number of awards that are expected to vest and typically recognized ratably over the vesting period. The Company issues new shares to award recipients when the vesting condition for restricted stock units (“RSUs”) has been satisfied or when a stock option is exercised.
For RSUs subject to a service vesting condition, the fair value is equal to the market value of the Company’s common stock on the date of grant, adjusted for the fair value of estimated dividends as the restricted stockholder is not entitled to dividends over the vesting period.
For RSUs subject to a performance vesting condition, the vesting of these units is subject to a return on capital employed (“ROCE”) performance hurdle being met and is subject to negative discretion by the Board. The Board’s discretion will reflect the Board’s judgment of the quality of the returns balanced against management’s delivery of market share growth and a scorecard of key qualitative and quantitative performance objectives. The expense for performance-based RSUs is recognized ratably over the vesting period and is adjusted for changes in performance achievement estimates and subsequent changes in JHI plc’s common stock price at each balance sheet date adjusted for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period.
For RSUs subject to a market vesting condition, the vesting of these units is based on James Hardie’s performance against its Peer Group for the 20 trading days preceding the beginning and end of the performance period. The fair value of each of these units is estimated using a binomial lattice model that incorporates a Monte Carlo simulation.
For cash settled units (“CSUs”), compensation expense is recognized based upon an estimate of the number of awards that are expected to vest and the fair market value of JHI plc’s common stock on the date of the grant. The expense is recognized ratably over the vesting period and the liability is adjusted for subsequent changes in JHI plc’s common stock price at each balance sheet date adjusted for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period.
Stock options have a 3-year cliff vesting schedule from the date of grant. The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model.

Loss Contingencies
Loss Contingencies
The Company is involved in various lawsuits and claims arising in the ordinary course of business, the outcomes of which are subject to significant uncertainty. For accrual and disclosure purposes, we regularly assess and monitor the probability and range of possible loss based on the developments in these matters. We take into consideration factors such as our historical experience with matters of a similar nature, the specific facts and circumstances asserted, the likelihood that we will prevail, and the severity of any potential loss. A liability is recorded in the financial statements if it is determined to be probable that a loss will be incurred and the amount of the loss can be reasonably estimated. Our estimates of loss contingencies do not reflect potential future recoveries from insurance carriers. Additionally, if deemed probable, insurance recoveries would result in the recording of a receivable.

Asbestos-related Accounting Policies
Asbestos-related Accounting Policies
Asbestos Liability
The amount of the asbestos liability has been recognized by reference to (but not exclusively based upon) the most recent actuarial estimate of projected future cash flows as calculated by KPMG, who are engaged and appointed by AICF under the terms of the AFFA. Based on their assumptions, KPMG arrived at a range of possible total future cash flows and calculated a central estimate, which is intended to reflect a probability-weighted expected outcome of those actuarially estimated future cash flows projected by KPMG to occur through 2073.
The Company recognizes the asbestos liability in the consolidated financial statements by reference to (but not exclusively based upon) the undiscounted and uninflated central estimate. The Company considered discounting when determining the best estimate under US GAAP. The Company has recognized the asbestos liability by reference to (but not exclusively based upon) the central estimate as undiscounted on the basis that the timing and amounts of such cash flows are not fixed or readily determinable. The Company considered inflation when determining the best estimate under US GAAP. It is the Company’s view that there are material uncertainties in estimating an appropriate rate of inflation over the extended period of the AFFA. The Company views the undiscounted and uninflated central estimate as the best estimate under US GAAP.
Adjustments in the asbestos liability due to changes in the actuarial estimate of projected future cash flows and changes in the estimate of future operating costs of AICF are reflected in the consolidated statements of operations and comprehensive income during the period in which they occur. Claims paid by AICF and claims-handling costs incurred by AICF are treated as reductions in the asbestos liability balances.
Insurance Receivable
The insurance receivable recorded by the Company has been recognized by reference to (but not exclusively based upon) the most recent actuarial estimate of recoveries expected from insurance policies and insurance companies with exposure to the asbestos claims, as calculated by KPMG. The assessment of recoveries is based on the expected pattern of claims against such policies less an allowance for credit risk based on credit agency ratings. The insurance receivable generally includes these cash flows as undiscounted and uninflated, however, where the timing of recoveries has been agreed with the insurer, the receivables are recorded on a discounted basis. The Company records insurance receivables that are deemed probable of being realized.
Adjustments in the insurance receivable due to changes in the actuarial estimate, or changes in the Company’s assessment of recoverability are reflected in the consolidated statements of operations and comprehensive income during the period in which they occur. Insurance recoveries are treated as a reduction in the insurance receivable balance.
Workers’ Compensation
An estimate of the liability related to workers’ compensation claims is prepared by KPMG as part of the annual actuarial assessment. This estimate contains two components - amounts that will be met by a workers’ compensation scheme or policy and amounts that will be met by the Former James Hardie Companies.
The estimated liability is included as part of the asbestos liability and adjustments to the estimate are reflected in the consolidated statements of operations and comprehensive income during the period in which they occur. Amounts that are expected to be paid by the workers’ compensation schemes or policies are recorded as workers’ compensation receivable. Adjustments to the workers’ compensation liability result in an equal adjustment in the workers’ compensation receivable recorded by the Company and have no effect on the consolidated statements of operations and comprehensive income.
Restricted Cash and Cash Equivalents
Cash and cash equivalents of AICF are reflected as restricted assets, as the use of these assets is restricted to the settlement of asbestos claims and payment of the operating costs of AICF. Since cash and cash equivalents are highly liquid, the Company classifies these amounts as a current asset in the consolidated balance sheets.
Restricted Investments
Restricted investments of AICF consist of highly liquid investments held in the custody of major financial institutions and are classified as held to maturity (“HTM”) due to AICF’s ability and intent to hold these securities to maturity. These restricted investments are carried at amortized cost.
Deferred Income Taxes
The Performing Subsidiary can claim a tax deduction for its contributions to AICF over a five-year period commencing in the year the contribution is incurred. Consequently, a deferred tax asset has been recognized equivalent to the anticipated tax benefit over the life of the AFFA.
Adjustments are made to the deferred income tax asset as adjustments to the asbestos-related assets and liabilities are recorded.
Asbestos Adjustments
Asbestos adjustments in the consolidated statements of operations and comprehensive income reflects the net change in the actuarial estimate of the asbestos liability and insurance receivables, and the change in the estimate of AICF claims handling costs.
Reportable Segments
Reportable Segments
During the fourth quarter of fiscal year 2025, the Company determined that the Research and Development (“R&D”) segment no longer qualifies as a reportable segment based on how information is currently being evaluated by the Chief Operating Decision Maker (“CODM”) relative to the allocation of resources and assessment of segment performance. The Company has revised its segment information for the prior years ending 31 March 2024 and 2023 to conform to the current year presentation.
No changes were made to the North America Fiber Cement, Asia Pacific Fiber Cement, and Europe Building Products segments. This change in reportable segments had no effect on the Company’s financial position, results of operations or cash flows for the periods presented.
Earnings Per Share
Earnings Per Share
Basic earnings per share (“EPS”) is calculated using net income divided by the weighted average number of common shares outstanding during the period. Diluted EPS is similar to basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares calculated using the treasury stock method that would have been outstanding if the dilutive potential common shares, such as stock options and RSUs, had been issued.
Basic and diluted common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2025	2024	2023
Basic common shares outstanding	430.8	438.4	445.1
Dilutive effect of stock awards	1.3	1.2	0.5
Diluted common shares outstanding	432.1	439.6	445.6
There were no potential common shares which would be considered anti-dilutive for the fiscal years ended 31 March 2025, 2024 and 2023.
Unless they are anti-dilutive, RSUs which vest solely based on continued employment are considered to be outstanding as of their issuance date for purposes of computing diluted EPS and are included in the calculation of diluted EPS using the treasury stock method. Once these RSUs vest, they are included in the basic EPS calculation on a weighted-average basis.
RSUs which vest based on performance or market conditions are considered contingent shares. At each reporting date prior to the end of the contingency period, the Company determines the number of contingently issuable shares to include in the diluted EPS calculation, as the number of shares that would be issuable under the terms of the RSU arrangement, if the end of the reporting period were the end of the contingency period. Once these RSUs vest, they are included in the basic EPS calculation on a weighted-average basis.

Accounting Pronouncements
Accounting Pronouncements
Adopted in Fiscal Year 2025
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280). The amendments in the standard were issued to improve the disclosures about an entity’s reportable segments and address requests from investors for additional, more detailed information about a reportable segment’s expenses. The ASU also requires all annual disclosures currently required by Topic 280 to be included in interim periods. The Company retrospectively adopted this ASU for the fiscal year ending 31 March 2025 and all prior years presented in the consolidated financial statements. Refer to Note 18 “Segment and Geographic Information” for additional disclosures.
Recently Issued But Not Yet Adopted
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740). The amendments in this standard enhance income tax disclosures primarily related to the rate reconciliation and income taxes paid information. These amendments are effective for fiscal years beginning after 15 December 2024, with early adoption permitted. The Company will adopt ASU No. 2023-09 starting with its annual report for the fiscal year ending 31 March 2026 and will be required to make additional disclosures in the notes to the consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (Subtopic 220-40). The amendments in this standard require disaggregation of specific expense categories in the notes to the financial statements and a qualitative description of the remaining expense amounts not separately disaggregated. These amendments are effective for fiscal years beginning after 15 December 2026, and interim periods within fiscal years beginning after 15 December 2027, with early adoption permitted. The Company plans to adopt ASU No. 2024-03 starting with its annual report for the fiscal year ending 31 March 2028 and is currently evaluating the impact of the guidance to the consolidated financial statements.